Bank Loans (Details) - Schedule of Bank Loans - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Total loan	€ 3,989,898	€ 833,453
less: current portion	(3,895,585)	(8,010,239)
Total bank loan	94,313	324,292
Bank Loans [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Total loan	328,236	556,386
Lines of Credit [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Total loan	€ 3,661,662	€ 777,814